Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based compensation
Schedule of share-based compensation expenses

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	17,485	27,513	71,983
Fulfillment	332,383	425,706	418,895
Marketing	87,261	135,749	190,499
Technology and content	470,234	670,612	1,162,579
General and administrative	1,154,069	1,520,482	1,816,033
Total	2,061,432	2,780,062	3,659,989

Service-based | Employee and non-employee
Share-based compensation
Schedule of RSUs activity

		Weighted-Average
	Number of RSUs	Grant-Date Fair Value
Unvested at January 1, 2016	39,411,522	9.58
Granted	59,254,734	12.82
Vested	(8,692,792)	7.98
Forfeited	(7,125,648)	10.66
Unvested at December 31, 2016	82,847,816	11.97
Granted	41,450,212	16.27
Vested	(12,005,700)	10.14
Forfeited	(6,246,436)	13.42
Unvested at December 31, 2017	106,045,892	13.77
Granted	40,383,436	18.95
Vested	(16,137,554)	12.47
Forfeited	(11,795,682)	15.16
Unvested at December 31, 2018	118,496,092	15.58

Schedule of service-based share options activity

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of January 1, 2016	27,434,622	6.10	8.1	275,040
Granted	—
Exercised	(2,820,648)	3.97
Forfeited or cancelled	(2,954,958)	7.21
Expired	—
Outstanding as of December 31, 2016	21,659,016	6.23	7.3	142,433
Granted	—
Exercised	(4,116,816)	5.20
Forfeited or cancelled	(432,092)	5.92
Expired	—
Outstanding as of December 31, 2017	17,110,108	6.49	6.2	243,327
Granted	—
Exercised	(1,077,036)	5.23
Forfeited or cancelled	(285,336)	7.68
Expired	—
Outstanding as of December 31, 2018	15,747,736	6.55	5.3	72,658
Vested and expected to vest as of December 31, 2018	15,130,922	6.46	5.3	70,845
Exercisable as of December 31, 2018	11,003,010	5.57	5.1	58,713

Performance-based | Employee and non-employee
Share-based compensation
Schedule of RSUs activity

		Weighted-Average
	Number of RSUs	Grant-Date Fair Value
Unvested at January 1, 2016	876,364	6.33
Granted	—	—
Vested	(118,540)	6.33
Forfeited	(447,822)	6.33
Unvested at December 31, 2016	310,002	6.33
Granted	—	—
Vested	(96,516)	6.33
Forfeited	—	—
Unvested at December 31, 2017	213,486	6.33
Granted	—	—
Vested	(103,788)	6.33
Forfeited	(30,152)	6.33
Unvested at December 31, 2018	79,546	6.33